Property, Plant and Equipment - Property, Plant and Equipment, Including Equipment Under Capital Lease Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,154,373	$ 1,115,089
Less: Accumulated depreciation and amortization	(699,130)	(603,430)
Property, plant and equipment, net	$ 455,243	511,659
Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 17,684	17,938
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 341,032	322,751
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 292,294	306,750
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Computer software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 301,604	277,006
Computer software | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Computer software | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years
Furniture and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 102,901	109,770
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 98,858	$ 80,874